Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Reconciliation Between IFRS and IFRS-EU

	Shareholders’ equity		Net income
	2019	2018	2017	2019	2018	2017
In accordance with IFRS	21,850	19,200	20,266	1,239	711	2,469
Adjustment of EU ‘IAS 39’ carve-out	774	399	368	375	31	(142)
Tax effect of the adjustment	(167)	(81)	(83)	(86)	3	34
Effect of the adjustment after tax	607	318	285	289	34	(108)
In accordance with IFRS-EU	22,457	19,518	20,550	1,528	744	2,361

Disclosure Detail Of Lease Commitments Reconciliation With Lease Liabilities
The reconciliation between operating lease commitments at December 31, 2018 and lease liabilities at January 1, 2019 is as follows:

January 1, 2019
Operating lease commitments at December 31, 2018 as per the consolidated annual financial statements	386
Discounted using the incremental borrowing rate at January 1, 2019	302
Recognition exemption for:
Short term leases	(7)
Extenstion and termination options reasonably certain to be exercised	(4)
Exclusion of non-lease components	(6)
Lease liabilities recognized at January 1, 2019	285

Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Consolidated Income Statement
Impact of the adjustment on previous periods is provided in the following tables, including references to the notes that are impacted by the change in accounting policy.

Impact of voluntary changes in accounting policies on the consolidated statement of comprehensive income	Note	December 31, 2018 (as previously reported) 1)	Change in accounting policy related to liability adequacy testing	December 31, 2018 (restated)	December 31, 2017 (as previously reported) 1)	Change in accounting policy related to liability adequacy testing	December 31, 2017 (restated)
Net income / (loss)		711	-	711	2,469	-	2,469

Items that may be reclassified to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments		(2,138)	(4)	(2,142)	1,283	93	1,376
Income tax relating to items that may be reclassified		493	1	494	951	(23)	927
Net effect comprehensive income		(393)	(3)	(396)	431	70	501

Total comprehensive income / (loss) attributable to:
Owners of Aegon N.V.		(395)	(3)	(398)	435	70	505
Non-controlling interests		2	-	2	(3)	-	(3)

1	As reported in Aegon’s Annual Report on Form 20-F dated March 21, 2019.

Impact of voluntary changes in accounting policies on the consolidated statement of financial position	Note	December 31, 2018 (as previously reported) 1)	Change in accounting policy related to liability adequacy testing	December 31, 2018 (restated)	December 31, 2017 (as previously reported) 1)	Change in accounting policy related to liability adequacy testing	December 31, 2017 (restated)
Equity and liabilities
Shareholders’ equity	30	19,225	(26)	19,200	20,288	(23)	20,266
Insurance contracts	34	115,294	34	115,328	110,818	30	110,848
Deferred tax liabilities	40	538	(9)	529	1,029	(8)	1,021

1	As reported in Aegon’s Annual Report on Form 20-F dated March 21, 2019.

Impact of voluntary changes in accounting policies on the statement of changes in equity	Note	December 31, 2018 (as previously reported) 1)	Change in accounting policy related to liability adequacy testing	December 31, 2018 (restated)	December 31, 2017 (as previously reported) 1)	Change in accounting policy related to liability adequacy testing	December 31, 2017 (restated)

Share capital	30.1	7,808	-	7,808	8,053	-	8,053
Retained earnings	30	9,657	-	9,657	9,374	-	9,374
Revaluation reserves	30.4	3,461	(26)	3,436	4,920	(23)	4,898
Remeasurement of defined benefit plans	30.5	(1,850)	-	(1,850)	(1,669)	-	(1,669)
Other reserves	30.6	149	-	149	(390)	-	(390)
Shareholders’ equity		19,225	(26)	19,200	20,288	(23)	20,266

1	As reported in Aegon’s Annual Report on Form 20-F dated March 21, 2019.

Summary of Change in Fair Value
The table below presents an overview of the fair value of the classes of financial assets as of December 31, 2019, as well as the change in fair value during the reporting period. The asset classes are divided into two categories:
◆	SPPI: assets of which cash flows represent solely payments of principal and interest (SPPI) on an outstanding principal amount, excluding any financial assets that meet the definition of held for trading in IFRS 9, or that are managed and whose performance is evaluated on a fair value basis; and
◆	Other: all financial assets other than those specified in SPPI:
◆	with contractual terms that do not give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding;
◆	that meet the definition of held for trading in IFRS 9; or
◆	that are managed and whose performance are evaluated on a fair value basis.

		2019		2018
Financial assets at fair value		Fair value at the end of the reporting period	Change in fair value during the reporting period	Fair value at the end of the reporting period	Change in fair value during the reporting period
Shares 1)	SPPI	70	1	68	(2)
	Other	810	54	2,092	87
Debt securities	SPPI	82,014	6,218	76,283	(2,997)
	Other	4,839	(770)	4,970	(123)
Money Markets and other short-term investments	SPPI	2,724	-	3,126	-
	Other	2,603	-	3,181	-
Mortgage loans	SPPI	42,567	930	39,758	(1,213)
	Other	-	-	-	-
Private loans	SPPI	5,152	284	4,452	(63)
	Other	200	(18)	42	(5)
Deposits with financial institutions	SPPI	142	-	141	-
	Other	-	-	-	-
Policy loans	SPPI	-	-	-	-
	Other	2,024	-	1,973	-
Other financial assets	SPPI	36	-	111	-
	Other	5,388	(100)	3,637	(210)
At December 31		148,570	6,598	139,834	(4,525)

1	The SPPI-compliant shares include preferred equity instruments.

Summary of Credit Risk Rating Grades
Credit Risk
The table below details the credit risk rating grades, as of December 31, 2019, for financial assets with cash flows that are SPPI, excluding any financial assets that meet the definition of held for trading in IFRS 9, or that are managed and whose performance is evaluated on a fair value basis. The tables show the carrying value of those financial assets applying IAS 39 (in the case of financial assets measured at amortized cost, before adjusting for any impairment allowances).

SPPI compliant financial assets at carrying value	AAA	AA	A	BBB	BB	B	CCC or lower	Not Rated	Total
2019
Shares – Carried at fair value	-	-	-	43	27	-	-	-	70
Debt securities – Carried at fair value	26,723	8,989	20,112	22,296	1,364	1,244	1,283	3	82,014
Money market and other short-term investments – carried at fair value	255	193	2,164	112	-	-	-	-	2,724
Mortgage loans – Carried at amortized cost	1,311	3,671	3,580	369	15	4	-	29,574	38,524
Private loans – Carried at amortized cost	1,799	82	198	970	49	-	-	1,383	4,479
Other financial assets – Carried at fair value	-	-	57	10	33	38	-	40	177

At December 31	30,088	12,933	26,111	23,800	1,487	1,285	1,283	31,000	127,988
2018
Shares – Carried at fair value	-	-	-	42	9	17	-	-	68
Debt securities – Carried at fair value	25,637	9,224	17,057	20,330	1,480	1,159	1,395	-	76,283
Money market and other short-term investments – carried at fair value	55	158	2,561	351	-	-	-	-	3,126
Mortgage loans – Carried at amortized cost	941	3,204	3,567	266	15	-	-	28,647	36,639
Private loans – Carried at amortized cost	1,611	83	261	924	52	-	-	1,136	4,068
Other financial assets – Carried at fair value	-	-	64	12	44	61	1	70	252

At December 31	28,244	12,670	23,510	21,925	1,601	1,237	1,396	29,853	120,436

Summary of Credit Risk Exposure

	2019		2018
SPPI compliant financial assets with no low credit risk	Carrying amount	Fair value	Carrying amount	Fair value
Shares – Carried at fair value	27	27	26	26
Debt securities – Carried at fair value	3,894	3,894	4,035	4,035
Mortgage loans – Carried at amortized cost	29,593	33,132	28,661	31,711
Private loans – Carried at amortized cost	1,431	1,488	1,189	1,225
Deposits with financial institutions – Carried at amortized cost	76	76	70	70
Other financial assets – Carried at fair value	35	35	106	106

At December 31	35,056	38,652	34,087	37,173